SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards
Net deferred tax asset
Valuation allowance
Deferred income tax expense (benefit)